PROPERTY AND EQUIPMENT, NET - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 65,411	$ 67,892	$ 60,174
Equipment and Leasehold Improvements
Property, Plant and Equipment [Line Items]
Reduction in costs	12,322	22,355
Reduction in accumulated depreciation	$ 12,322	$ 22,355